Fair Values of Assets and Liabilities - Changes in Fair Value for Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning of Period Balance	$ (1,885)	$ (3,199)	$ 799
Net Gains (Losses) Included in Net Income	(3,829)	(2,696)	(5,940)
Purchases	1,076	552	716
Sales	(18)	(45)	(36)
Issuances	1	1	11
Settlements	2,855	3,502	1,251
End of Period Balance	(1,800)	(1,885)	(3,199)
Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	(492)	(183)	(3,538)
Mortgage Banking Revenue
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Gains (Losses) Included in Net Income	200	182	(141)
Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	$ 7	$ 15	$ 5
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Mortgage banking revenue	Mortgage banking revenue	Mortgage banking revenue
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Mortgage banking revenue	Mortgage banking revenue	Mortgage banking revenue
Commercial Products Revenue
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Gains (Losses) Included in Net Income	$ (3,900)	$ (2,900)	$ (5,600)
Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	$ (352)	$ (199)	$ (3,400)
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Commercial products revenue	Commercial products revenue	Commercial products revenue
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Commercial products revenue	Commercial products revenue	Commercial products revenue
Other Noninterest Income
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net Gains (Losses) Included in Net Income	$ (147)	$ 1	$ (181)
Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	$ (147)	$ 1	$ (181)
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other	Other	Other
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other	Other	Other
Total available-for-sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning of Period Balance	$ 0	$ 1	$ 8
Net Gains (Losses) Included in Other Comprehensive Income (Loss)		0	(3)
Purchases		0	0
Sales		0	(4)
Principal Payments		(1)	0
Issuances		0	0
Settlements		0	0
End of Period Balance		0	1
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period		0	0
Asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning of Period Balance		0	7
Net Gains (Losses) Included in Other Comprehensive Income (Loss)			(3)
Purchases			0
Sales			(4)
Principal Payments			0
Issuances			0
Settlements			0
End of Period Balance			0
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period			0
Obligations of state and political subdivisions
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning of Period Balance	0	1	1
Net Gains (Losses) Included in Other Comprehensive Income (Loss)		0	0
Purchases		0	0
Sales		0	0
Principal Payments		(1)	0
Issuances		0	0
Settlements		0	0
End of Period Balance		0	1
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period		0	0
Mortgage servicing rights
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning of Period Balance	3,377	3,755	2,953
Net Gains (Losses) Included in Net Income	(97)	(316)	311
Purchases	1	5	156
Sales	(188)	(440)	(255)
Issuances	276	373	590
Settlements	0	0	0
End of Period Balance	3,369	3,377	3,755
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period	$ (97)	$ (316)	$ 311
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Mortgage banking revenue	Mortgage banking revenue	Mortgage banking revenue
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Mortgage banking revenue	Mortgage banking revenue	Mortgage banking revenue